    As filed with the Securities and Exchange Commission on October 4, 2012



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 32                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 245                             [x]



                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Eric T. Steigerwalt

                      MetLife Investors Insurance Company

                                c/o 501 Route 22

                             Bridgewater, NJ 08807

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:

                                W. Thomas Conner

                                Reed Smith, LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                              Washington, DC 20005


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on November 2, 2012 pursuant to paragraph (b) of Rule 485.


[_]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

Note:

This registration statement incorporates herein by reference the Statement of Additional Information, dated April 30, 2012, included in Post-Effective Amendment No. 29/Amendment No. 241 to the registration statement on Form N-4 (File Nos. 333-54358/811-05200) filed on April 24, 2012 pursuant to paragraph (b) of Rule 485.

This registration statement also incorporates herein by reference the Prospectus, dated April 30, 2012, As Revised and Reprinted August 20, 2012 and the Supplement, dated August 20, 2012, to the Statement of Additional Information dated April 30, 2012 as filed on August 22, 2012 pursuant to
Rule 497 (File Nos. 333-54358/811-05200).

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED NOVEMBER 2, 2012
            TO THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND
                           REPRINTED AUGUST 20, 2012

This supplement describes a new Investment Portfolio for the Class A contract issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1. METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

For contract owners who have elected the GMIB Max IV rider, the MetLife Multi-Index Targeted Risk Portfolio (Class B) of Met Investors Series Trust is expected to be available for allocations of Purchase Payments and transfers of Account Value on November 12, 2012.

In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                              ACQUIRED    TOTAL    CONTRACTUAL  NET TOTAL
                                           12B-1/               FUND     ANNUAL      EXPENSE     ANNUAL
                               MANAGEMENT  SERVICE   OTHER    FEES AND  PORTFOLIO  SUBSIDY OR   PORTFOLIO
                                  FEES      FEES    EXPENSES  EXPENSES  EXPENSES    DEFERRAL    EXPENSES
                               ----------  -------  --------  --------  ---------  -----------  ---------
MetLife Multi-Index Targeted
  Risk Portfolio*                    0.18%    0.25%     3.70%     0.21%      4.34%        3.53%      0.81%

* The fees and expenses of the Portfolio are estimated for the year ending December 31, 2012.

In APPENDIX B, "Participating Investment Portfolios," add the following after "MET INVESTORS SERIES TRUST - GMIB Max Portfolios (Class B)":

   MET INVESTORS SERIES TRUST - GMIB MAX IV PORTFOLIO (CLASS B)

   In addition to the Met Investors Series Trust portfolios listed above, the following Class B Investment Portfolio is available under the contract if you elect the GMIB Max IV rider. If you do not elect the GMIB Max IV rider, the following Investment Portfolio is not available for investment.

                                                                   SUPP-MOA1112

   METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO (CLASS B)

   SUBADVISER: MetLife Investment Advisors Company, LLC

   INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

2. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for the GMIB Max IV and GMIB Max III Riders," replace the first paragraph with the following:

   If you elect the GMIB Max IV or GMIB Max III riders (collectively, the "GMIB Max" riders), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios (except as noted below):

       (a)  AllianceBernstein Global Dynamic Allocation Portfolio

       (b)  AQR Global Risk Balanced Portfolio

       (c)  BlackRock Global Tactical Strategies Portfolio

       (d)  Invesco Balanced-Risk Allocation Portfolio

       (e)  JPMorgan Global Active Allocation Portfolio

       (f)  MetLife Balanced Plus Portfolio

       (g)  Schroders Global Multi-Asset Portfolio

       (h)  MetLife Multi-Index Targeted Risk Portfolio*

* The MetLife Multi-Index Targeted Risk Portfolio is available only if you elect the GMIB Max IV rider.

Add the following after the sixth paragraph ("Restrictions on Investment Allocations After Rider Terminates"):

   METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO - RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If you elected the GMIB Max IV rider and it terminates, you may no longer allocate subsequent Purchase Payments or transfer Account Value to the MetLife Multi-Index Targeted Risk Portfolio. You may leave Account Value in the MetLife Multi-Index Targeted Risk Portfolio, but once you transfer Account Value from the MetLife Multi-Index Targeted Risk Portfolio to another Investment Portfolio, you will not be permitted to transfer it back to the MetLife Multi-Index Targeted Risk Portfolio.

3. MAXIMUM TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section, in the "Total Annual Portfolio Expenses" table, change the maximum from "1.34%" to "4.34%".

4. EXAMPLES

In the "FEE TABLES AND EXAMPLES" section, in the "Examples" subsection, replace Chart 1 and Chart 2 with the following:

   CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit rider, and the GMIB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), regardless of whether or not you surrender or annuitize the contract, which is the most expensive way to purchase the contract.

                                              Time Periods
                                 1 year    3 years    5 years    10 years
                               ---------- ---------- ---------- ----------
     maximum                   (a) $1,297 (a) $2,722 (a) $4,121 (a) $7,510
     minimum                    (b) $945  (b) $1,694 (b) $2,457 (b) $4,443

   CHART 2. Chart 2 assumes you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider, regardless of whether or not you surrender or annuitize the contract, which is the least expensive way to purchase the contract.

                                              Time Periods
                                 1 year    3 years    5 years    10 years
                               ---------- ---------- ---------- ----------
     maximum                   (a) $1,083 (a) $2,094 (a) $3,097 (a) $5,570
     minimum                    (b) $731  (b) $1,041 (b) $1,349 (b) $2,111

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone: (800) 709-2811
Irvine, CA 92614

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                        SUPPLEMENT DATED NOVEMBER 2, 2012
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012


This supplement modifies information in the Statement of Additional Information ("SAI") dated April 30, 2012 for the Class A variable annuity contracts issued by MetLife Investors Insurance Company ("MLI") for the sole purpose of incorporating into the SAI certain financial information of MetLife, Inc. ("MetLife"), the parent company of MLI.

This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

In the "Independent Registered Public Accounting Firm" section, replace the fourth and fifth paragraphs with the following:

     The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Registration Statement from the MetLife, Inc. and subsidiaries' ("MetLife's") Current Report on Form 8-K filed on May 22, 2012, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2011 incorporated by reference in the Statement of Additional Information dated April 30, 2012, which is being modified by this Registration Statement from MetLife's Annual Report on Form 10-K filed on February 28, 2012, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports dated February 28, 2012 (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and dated May 22, 2012 as to the effects of the retrospective application of accounting guidance adopted on January 1, 2012 relating to the presentation of comprehensive income, the accounting for costs associated with acquiring or renewing insurance contracts and the reorganization of MetLife's segments which are described in Note 1, and the subsequent events described in Note 24 and, (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting). Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                                                                 SUPP-SAIMOA1112

ADDITIONAL INFORMATION

In the "Additional Information" section, replace items (i) and (ii) with the following:

(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2011, filed on February 28, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(ii) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Quarterly Report on Form 10-Q for the Quarter ended March 31, 2012, filed on May 8, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;


(iii) MetLife's Current Report on Form 8-K revising items in the 2011 Annual Report filed with the SEC on May 22, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(iv) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Quarterly Report on Form 10-Q for the Quarter ended June 30, 2012, filed on August 7, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;


(v) MetLife's Current Report on Form 8-K filed with the SEC on August 13, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(vi) MetLife's Current Report on Form 8-K filed with the SEC on August 15, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov;

(vii) MetLife's Current Report on Form 8-K filed with the SEC on September 19, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and

(viii) MetLife's Current Report on Form 8-K filed with the SEC on October 1, 2012 under Items 8.01 and 9.01 reporting MetLife's entry into a Pricing Agreement on September 27, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


     THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                Telephone: (800) 709-2811
Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------
The following financial statements comprising each of the Sub-Accounts of the
Separate Account are included in Part B of Post-Effective Amendment
No. 29/Amendment No. 241 to Registration Statement Nos. 333-54358/811-05200:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2011.

3.   Statements of Operations for the year ended December 31, 2011.

4.   Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B of Post-Effective Amendment
No. 29/Amendment No. 241 to Registration Statement Nos. 333-54358/811-05200:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2011 and 2010.

3.   Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and 2009.

5.   Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Financial Statements.


The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are included in Part B of Post-Effective Amendment No. 29/Amendment No. 241 to
Registration Statement Nos. 333-54358/811-05200:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2011 and 2010.

3.   Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and
     2009.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Consolidated Financial Statements.



b.           Exhibits
             ----------
1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account.(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(11)

2.           Not Applicable.

3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1, 2001)(11)

     (ii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(11)

     (iii)   Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(11)

     (iv)    Retail Sales Agreement and Amendments (31)

     (v)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (22)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract (5)

     (ii)    Enhanced Dollar Cost Averaging Rider (5)

     (iii)   Three Month Market Entry Rider(5)

     (iv)    Death Benefit Rider - (Compounded-Plus)(5)

     (v)     Death Benefit Rider - (Annual) (5)

     (vi)    Death Benefit Rider - (Annual Step-Up) (5)

     (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit) (Guaranteed Minimum Income Benefit
                (GMIB)) (5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit) (5)

     (ix)       Individual Retirement Annuity Endorsement (5)

     (x)        Roth Individual Retirement Annuity Endorsement (5)

     (xi)       401 Plan Endorsement (5)

     (xii)      Tax Sheltered Annuity Endorsement (5)

     (xiii)     Unisex Annuity Rates Rider (5)

     (xiv)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company;
                formerly, Cova Financial Services Life Insurance Company)(2)

     (xv)       Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (Lifetime
                Income Solution (LIS)) (37)

     (xvi)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(11)

     (xvii)     Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(11)

     (xviii)    401(a)/403(a) Plan Endorsement 7026.1 (9/02)(11)

     (xix)      Tax Sheltered Annuity Endorsement 7026.1 (9/02)(11)

     (xx)       Simple Individual Retirement Annuity Endorsement 7276 (9/02)(11)

     (xxi)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (Guaranteed Withdrawal Benefit I) (13)

     (xxii)     Form of Contract Schedule Class A 7151-3 (11/05) (15)

     (xxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (Lifetime Withdrawal
                Guarantee I) (18)

     (xxv)      Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-640-1 (4/08) (Lifetime Income
                Solution Plus I, Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) (25)

     (xxvi)     Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLI-EGMIB (4/08)
                (Lifetime Income Solution Plus II, GMIB Max III, GMIB Max IV) (39)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (Lifetime Withdrawal
                Guarantee II) (25)

     (xxviii)   Form of Spousal Continuation Rider MLI-GMIB (2-10)-E (30)

     (xxix)     Qualified Distribution Program Endorsement (33)

     (xxx)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08) (34)

     (xxxi)     Guaranteed Minimum Death Benefit (GMDB) Rider MLI-640-1 (4/08) (Enhanced Death Benefit II) (25)

     (xxxii)    Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLI-EDB (4/08)
                (Enhanced Death Benefit II) (25)

     (xxxiii)   401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (40)

5.   (i)        Form of Variable Annuity Application(5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A(10)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (13)

     (iv)       Form of Variable Annuity Application Class A 7155 (7/04) APPVAALIS 506 (18)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (28)

     (vi)       Form of Variable Annuity Application Class A 7155 (10/07) APPA May 2011 (36)

     (vii)      Form of Variable Annuity Application Class A 7155 (6/11) APPA Sep 2011 (38)

     (viii)     Variable Annuity Application Class A 7155 (6/12) APPA Aug 2012 (43)

6.   (i)        Copy of Articles of Incorporation of the Company(6)

     (ii)       Copy of the Bylaws of the Company(6)


7.   (i)(a)    Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
               Company (as of April 1, 2001) (8)

        (b)    Amendment No. 1 and Amendment No. 2 to the Reinsurance Agreement (the "Agreement") between
               MetLife Investors Insurance Company (the "Cedent") and Metropolitan Life Insurance Company (the
               "Reinsurer") (as of April 1, 2001) (40)

        (c)    Modified Coinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life
               Insurance Company, effective as of April 1, 2001 ("Agreement"), Recapture of Reinsurance (dated
               October 27, 2004 and effective November 30, 2004) (40)

     (ii)(a)   Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
               Reassurance Company, Ltd. (as of June 26, 2001) (8)

         (b)   Amendment No. 1 through Amendment No. 3 to the Automatic Reinsurance Agreement effective as of April
               1, 2001 ("Agreement") between MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance
               Company, Ltd. (the "Reinsurer") (40)

         (c)   Amended and Restated Automatic Reinsurance Agreement between MetLife Investors Insurance
               Company and Exeter Reassurance Company, Ltd. (effective as of April 1, 2001 and amended and restated as of July 1, 2004) (40)

         (d)   Amendment No. 1 through Amendment No. 13 to the Automatic Reinsurance Agreement effective as of
               April 1, 2001 Amended and Restated as of July 1, 2004 ("Agreement") between MetLife Investors
               Insurance Company ("Cedent") and Exeter Reassurance Company, Ltd. ("Reinsurer") (40)

     (iii)     Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
               American Life Insurance Company (as of January 1, 2003) (18)

     (iv)(a)   Automatic Reinsurance Agreement between MetLife Investors Insurance Company and MetLife Insurance Company
               of Connecticut (as of January 1, 2011) (42)

         (b)   Amendment No. 1 to the Automatic Reinsurance Agreement effective as of January 1, 2001 ("Agreement") between
               MetLife Investors Insurance Company ("Cedent") and MetLife Insurance Company of Connecticut ("Reinsurer")
               (as of April 29, 2011) (42)

      (v)      Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd.
               (effective January 1, 2012) (42)




8.   (i)               Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life
                       Insurance Company and Massachusetts Financial Services Company (November 1997), Partial
                       Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life
                       Insurance Company and Massachusetts Financial Service Company (January 28, 1999), Amendment
                       to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust,
                       Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company
                       (1998), Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by
                       Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                       Financial Services Life Insurance Company and Massachusetts Financial Service Company (October
                       1, 1999)(31)

     (ii)              Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds
                       Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment dated
                       November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated May
                       1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated April
                       24, 2006 to the Participation Agreement dated September 1, 1998 (27)

     (iii)    (a)      Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                       Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(8)

              (b)      First Amendment to Participation Agreement among Met Investors Series Trust, Met Investors
                       Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                       (September 14, 2001)(8)

              (c)      Second Amendment to Participation Agreement among Met Investors Series Trust, Met Investors
                       Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                       (May 1, 2009) (40)

              (d)      Amendment to Participation Agreement among Met Investors Series Trust, Metlife Advisers, LLC,
                       MetLife Investors Distribution Company and MetLife Investors Insurance Company et al. (April 30, 2010) (40)




     (iv)              Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                       and Cova Financial Services Life Insurance Company (effective September 1, 2000)(11)

     (v)      (a)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
                       Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
                       Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
                       Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
                       Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (27)


                (b)    Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors,
                       Inc., MetLife Investors Insurance Company and MetLife Investors Distribution Company(35)

                (c)    Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
                       Insurance Funds), Invesco Distributors, Inc. and MetLife Investors Insurance Company(35)

      (vi)             Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                       Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (16)

      (vii)            Net Worth Maintenance Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
                       December 31, 2002) (18)

      (viii)           Guarantee Agreement (June 1, 1995)(General American Life Insurance Company)(20)

      (ix)             Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                       Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)

      (x)       (a)    Fund Participation Agreement among MetLife Investors Insurance Company, American Funds
                       Insurance Series and Capital Research and Management Company (effective 11-01-06) (23)

                (b)    Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                       Research and Management Company and MetLife Investors Insurance Company(35)

      (xi)      (a)    Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                       Investors Distribution Company and MetLife Investors Insurance Company (effective August 31,
                       2007)(26)

                (b)    Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
                       MetLife Investors Distribution Company and MetLife Investors Insurance Company et al. (effective April 30,
                       2010) (40)

      (xii)     (a)    Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
                       Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000) (27)

                (b)    Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                       Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
                       Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
                       Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
                       2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                       Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
                       Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
                       Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
                       Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
                       Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
                       Products Trust, FranklinTempleton Distributors, Inc. and COVA Financial Services Life Insurance
                       Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (27)

                (c)    Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
                       Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance Company and MetLife Investors
                       Distribution Company (August 16, 2010) (35)

                (d)    Participation Agreement Addendum to the Participation Agreement among Franklin Templeton
                       Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Investors Insurance
                       Company and MetLife Investors Distribution Company (effective as of May 1, 2011) (41)

9.    (i)              Opinion of Counsel (24)

      (ii)             Opinion and Consent of Counsel (General American Life Insurance Company)(21)

10.   (i)              Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                       the Registrant and the Guarantor (filed herewith)

      (ii)             Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                       (filed herewith)

11.                    Not Applicable.

12.                    Agreement Governing Contribution (1)

13.   (i)       (a)    Powers of Attorney for Jay S. Kaduson, James J. Reilly, Susan A. Buffum, Elizabeth M. Forget,
                       Jeffrey A. Tupper and Bennett D. Kleinberg (32)

                (b)    Powers of Attorney for Eric T. Steigerwalt, Peter M. Carlson, Lisa S. Kuklinski and Mark E. Rosenthal
                       (filed herewith)



          (ii)(a)    Powers of Attorney (General American Life Insurance Company) for Eric T. Steigerwalt, Peter M. Carlson,
                     Kimberly A. Berwanger, Paul G. Cellupica, Elizabeth M. Forget, Michael P. Harwood, Paul A. LaPiana,
                     Gene L. Lunman and Stanley J. Talbi (filed herewith)

              (b)    Power of Attorney (General American Life Insurance Company) for Anne M. Belden (36)

      (1)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                     Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

      (2)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

      (3)            incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4/A (File Nos.
                     333-34741 and 811-05200) as electronically filed on November 20, 1997.

      (4)            incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741
                     and 811-05200) as electronically filed on January 26, 1998.

      (5)            incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                     electronically filed on November 22, 2000.

      (6)            incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                     electronically filed on August 29, 1997.

      (7)            incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                     333-50540 and 811-05200) as electronically filed on March 6, 2001.

      (8)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

     (10)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.

     (11)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

     (12)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

     (13)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

     (14)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

     (15)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

     (16)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

     (17)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                     Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

     (18)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                     Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

     (19)            incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                     Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                     24, 2006.

     (20)            incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
                     Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed July 27, 2006.

     (21)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

     (22)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                     Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.


      (23)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on April 19, 2007.

      (24)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 19, 2007.

      (25)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                     Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

      (26)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
                     Nos. 333-51950 and 811-05200) as electronically filed on October 31, 2007.

      (27)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on April 22, 2008.

      (28)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.

      (29)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on September 15, 2009.

      (30)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                     Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

      (31)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on October 9, 2009.

      (32)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 13, 2010.

      (33)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.

      (34)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                     Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.

      (35)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on April 12, 2011.

      (36)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 12, 2011.

      (37)           incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                     Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27,
                     2004.

      (38)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on November 28, 2011.

      (39)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on December 27, 2011.

      (40)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File
                     Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.

      (41)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 32 to Form N-4 (File
                     Nos. 333-50540 and 811-05200) as electronically filed on April 24, 2012.

      (42)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on April 24, 2012.

      (43)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
                     Nos. 333-54358 and 811-05200) as electronically filed on June 1, 2012.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President, Chief
501 Route 22                            Executive Officer and Director
Bridgewater, NJ 08807

Peter M. Carlson                        Executive Vice President and
1095 Avenue of the Americas             Chief Accounting Officer
New York, NY 10036

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Issac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Bennett D. Kleinberg                    Director and Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Mark E. Rosenthal                       Director and Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                         Vice President-Finance (principal financial officer)
501 Boylston Street
Boston, MA 02116

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

William D. Cammarata                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Andrew Kaniuk                           Vice President
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF JUNE 30, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification LLC (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and 0.0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

            b) ALICO Costa Rica S.A. (Costa Rica) - 99.983% of ALICO Costa Rica S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.017% is owned by Inversiones Interamericana S.A.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

      46.   The Worthington Series Trust

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a) Nagasaki Operation Yugen Kaisha (Japan)

               b) Communication One Kabushiki Kaisha (Japan)

               c) Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Europe Limited (Ireland)

               a) MetLife Pension Trustees Limited (United Kingdom)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    A.I.G. Limited (Nigeria)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8.    American Life Hayat Sigorta A.S. (Turkey)

            a) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties

      9.    ALICO Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

      11.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      12. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      14.   ALICO Life International Limited (Ireland)

      15.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      16. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      17. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      18.   International Investment Holding Company Limited (Russia)

      19.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      20.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      21.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      22.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      23.   ALICO Management Services Limited (United Kingdom)

      24.   ZEUS Administration Services Limited (United Kingdom)

      25.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      26. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, 0.0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      27.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      28.   International Technical and Advisory Services Limited (USA-Delaware)

      29.   International Services Incorporated (USA-Delaware)

      30.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      31. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      32. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.010003% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      34. Inversiones Interamericana S.A. (Chile) 99.9999928% of Inversiones Interamericana S.A. is owned by ALICO and 0.0000072% by International
            Technical & Advisory Services.

            a) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legalgroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      35. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and 0.000002% is owned by International Technical and Advisory Services Limited.

      36.   ALICO Services, Inc. (Panama)

      37. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.9999997% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), 0.0000003% is owned by American Life Insurance Company.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      38.   MetLife Seguros de Vida, S.A. (Uruguay)

      39. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      40.   Global Properties, Inc. (USA-Delaware)

      41.   Alpha Properties, Inc. (USA-Delaware)

      42.   Beta Properties, Inc. (USA-Delaware)

      43.   Delta Properties Japan, Inc. (USA-Delaware)

      44.   Epsilon Properties Japan, Inc. (USA-Delaware)

      45.   Iris Properties, Inc. (USA-Delaware)

      46.   Kappa Properties Japan, Inc. (USA-Delaware)

      47.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of August 31, 2012, there were 59,662 owners of qualified contracts and 53,194 owners of non-qualified contracts offered by the Registrant (MetLife Investors Variable Annuity Account One).

ITEM 28. INDEMNIFICATION



    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Brett                           Director
300 Davidson Ave
Somerset, NJ 08873

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Mark E. Rosenthal                       President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
200 Park Avenue, 40th Floor
New York, NY 10166


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                             (2)               (3)            (4)           (5)
                                            Net Underwriting
                                              Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter                  Commissions      On Redemption   Commissions   Compensation
----------------------------------------- -------------------- --------------- ------------- -------------
 MetLife Investors Distribution Company      $70,881,543          $0              $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 4th day of October, 2012.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: METLIFE INVESTORS INSURANCE COMPANY


By: /s/ Gregory E. Illson
    ---------------------------------
    Gregory E. Illson
    Vice President

By: METLIFE INVESTORS INSURANCE COMPANY
    (Depositor)


By: /s/ Gregory E. Illson
    ---------------------------------
    Gregory E. Illson
    Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 4, 2012.


/s/ Eric T. Steigerwalt*               Chairman of the Board, President, Chief
-------------------------------------  Executive Officer and Director
Eric T. Steigerwalt


/s/ Peter M. Carlson*                  Executive Vice President and
-------------------------------------  Chief Accounting Officer
Peter M. Carlson


/s/ James J. Reilly*                   Vice President-Finance (principal
-------------------------------------  financial officer)
James J. Reilly


/s/ Susan A. Buffum*                   Director
-------------------------------------
Susan A. Buffum


/s/ Elizabeth M. Forget*               Director and Executive Vice President
-------------------------------------
Elizabeth M. Forget


/s/ Lisa S. Kuklinski*                 Director
-------------------------------------
Lisa S. Kuklinski


/s/ Jay S. Kaduson*                    Director and Vice President
-------------------------------------
Jay S. Kaduson


/s/ Bennett D. Kleinberg*              Director and Vice President
-------------------------------------
Bennett D. Kleinberg


/s/ Mark E. Rosenthal*                 Director
-------------------------------------
Mark E. Rosenthal


/s/ Jeffrey A. Tupper*                 Director and Assistant Vice President
-------------------------------------
Jeffrey A. Tupper


*By: /s/ Michele H. Abate
     --------------------------------------
     Michele H. Abate, Attorney-In-Fact
     October 4, 2012

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-54358/811-05200), filed as Exhibit 13(i) on April 13,
     2010 and the powers of attorney for Eric T. Steigerwalt, Peter M. Carlson, Lisa S. Kuklinski and Mark E. Rosenthal filed herewith.

                                   SIGNATURES

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts, on this 4th day of October, 2012.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)


By: /s/ Karen A. Johnson
    ---------------------------------
    Karen A. Johnson
    Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 4, 2012.


/s/ Eric T. Steigerwalt*               Chairman of the Board, President, Chief
-------------------------------------  Executive Officer and Director
Eric T. Steigerwalt


/s/ Anne M. Belden*                    Vice President-Finance (principal
-------------------------------------  financial officer)
Anne M. Belden


/s/ Peter M. Carlson*                  Director, Executive Vice President and
-------------------------------------  Chief Accounting Officer
Peter M. Carlson


/s/ Kimberly A. Berwanger*             Director
-------------------------------------
Kimberly A. Berwanger


/s/ Paul G. Cellupica*                 Director
-------------------------------------
Paul G. Cellupica


/s/ Elizabeth M. Forget*               Director
-------------------------------------
Elizabeth M. Forget


/s/ Michael P. Harwood*                Director
-------------------------------------
Michael P. Harwood


/s/ Paul A. LaPiana*                   Director
-------------------------------------
Paul A. LaPiana


/s/ Gene L. Lunman*                    Director
-------------------------------------
Gene L. Lunman


/s/ Stanley J. Talbi*                  Director
-------------------------------------
Stanley J. Talbi

*By: /s/ Michele H. Abate
     --------------------------------------
     Michele H. Abate, Attorney-In-Fact
     October 4, 2012

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith and the power of attorney for Anne M. Belden which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-4 (File Nos. 333-54358/811-05200), filed as Exhibit 13(ii)(b) on April 12, 2011.

                               INDEX TO EXHIBITS


10(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, the Registrant and the Guarantor

10(ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13(i)(b) Powers of Attorney (MLI) for Eric T. Steigerwalt, Peter M. Carlson, Lisa S. Kuklinski and Mark E. Rosenthal

13(ii)(a) Powers of Attorney (GenAm) for General American Life
          Insurance Company